UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1.  Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer: Allegion plc

Ticker Symbol:	ALLE	CUSIP:	G0176J109

Meeting Date:	06/11/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Michael J. Chesser b) Carla Cico c) Kirk S. Hachigian d) David D. Petratis e) Dean I. Schaffer f) Martin E. Welch, III	For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers.	For	For	Management

3	Advisory Vote on whether an advisory shareholder vote to approve the compensation of the Company’s named executive officers should occur every one, two or three years.	1 Year	1 Year	Management

4	Approval of the appointment of PricewaterhousesCoopers as independent auditors of the Company and authorize the Audit and Finance Committee of the Board of Directors to set the auditor’s remuneration.	For	For	Management

Issuer: American Express Company

Ticker Symbol:	AXP	CUSIP:	025816109

Meeting Date:	05/12/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Charlene Barshefsky

b) Ursula Burns

c) Kenneth Chenault

d) Peter Chernin

e) Anne Lauvergeon

f)  Theodore Leonsis

g) Richard Levin

h) Richard McGinn

i)  Samuel Palmisano

j)  Steven Reinemund

k) Daniel Vasella

l)  Robert Walter

m)Ronald Williams

		For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2014	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Shareholder proposal relating to annual disclosure of EEO-1 data.	Against	Against	Shareholder

5	Shareholder proposal relating to report on privacy, data security and government requests	Against	Against	Shareholder

6	Shareholder proposal relating to action by written consent.	Against	Against	Shareholder

7	Shareholder proposal for executives to retain significant stock.	Against	Against	Shareholder

Issuer: Apple Inc.

Ticker Symbol:	AAPL	CUSIP:	037833100

Meeting Date:	02/28/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) William Campbell b) Timothy Cook c) Millard Drexler d) Al Gore e) Robert Iger f) Andrea Jung g) Arthur Levinson h) Ronald Sugar	For	For	Management

2	Amendment of the Company’s Restated Articles of Incorporation (the “Articles”) to facilitate the implementation of majority voting for the election of directors in an uncontested election by eliminating Article VII, which relates to the term of directors and the transition from a classified board of directors to a declassified structure	For	For	Management

3	The amendment of the Articles to eliminate the “blank check” authority of the Board to issue preferred stock	For	For	Management

4	The amendment of the Articles to establish a par value for the Company’s common stock of $0.00001 per share	For	For	Management

5	Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2014	For	For	Management

6	A non-binding advisory resolution to approve executive compensation	For	For	Management

7	The approval of the Apple Inc. 2014 Employee Stock Plan	For	For	Management

8	A shareholder proposal by John Harrington and Northstar Asset Management Inc. entitled “Board Committee on Human Rights” to amend the Company’s bylaws	Against	Against	Shareholder

9	A shareholder proposal by The National Center for Public Policy Research of a non-binding advisory resolution entitled “Report on Company Membership and Involvement with Certain Trade Associations and Business Organizations”	Against	Against	Shareholder

Issuer: Apple Inc. – Continued from previous page

Ticker Symbol:	AAPL	CUSIP:	037833100

Meeting Date:	02/28/2014	Meeting Type:	Annual

10	A shareholder proposal by Carl Icahn of a non-binding advisory resolution that the Company commit to completing not less than $50 billion of share repurchases during its 2014 fiscal year (and increase the authorization under its capital return program accordingly)	Against	Against	Shareholder

11	A shareholder proposal by James McRitchie of a non-binding advisory resolution entitled “Proxy Access for Shareholders”	Against	Against	Shareholder

Issuer: Caterpillar Inc.

Ticker Symbol:	CAT	CUSIP:	149123101

Meeting Date:	06/11/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) David L. Calhoun

b) Daniel M. Dickinson

c) Juan Gallardo

d) Jesse J. Greene, Jr.

e) Jon M. Huntsman, Jr.

f)  Peter A. Magowan

g) Dennis A. Muilenburg

h) Douglas R. Oberhelman

i)  William A. Osborn

j)  Edward B. Rust, Jr.

k) Susan C. Schwab

l)  Miles D. White

		For	For	Management

2	Ratify the appointment of independent registered public accounting firm for 2014	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Approve the Caterpillar Inc. 2014 Long-Term Incentive Plan	For	For	Management

5	Approve the Caterpillar Inc. Executive Short-Term Incentive Plan	For	For	Management

6	Stockholder Proposal – Review of global corporate standards	Against	Against	Shareholder

7	Stockholder Proposal – Sales to Sudan	Against	Against	Shareholder

8	Stockholder Proposal – Cumulative voting	Against	Against	Shareholder

Issuer: Chevron Corporation

Ticker Symbol:	CVX	CUSIP:	166764100

Meeting Date:	05/28/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) L. F. Deily

b) R. E. Denham

c) A. P. Gast

d) E. Hernandez, Jr.

e) J. M. Huntsman, Jr.

f)  G. L. Kirkland

g) C. W. Moorman

h) K. W. Sharer

i)  J. G. Stumpf

j)  R. D. Sugar

k) C. Ware

l)  J. S. Watson

		For	For	Management

2	Ratification of appointment of independent registered public accounting firm	For	For	Management

3	Advisory vote to approve named executive officer compensation	For	For	Management

4	Charitable Contributions Disclosure	Against	Against	Shareholder

5	Lobbying Disclosure	Against	Against	Shareholder

6	Shale Energy Operations	Against	Against	Shareholder

7	Independent Chairman	Against	Against	Shareholder

8	Special Meetings	Against	Against	Shareholder

9	Independent Director with Environmental Expertise	Against	Against	Shareholder

10	Country Selection Guidelines	Against	Against	Shareholder

Issuer: Cisco Systems, Inc.

Ticker Symbol:	CSCO	CUSIP:	17275R102

Meeting Date:	11/19/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Carol A. Bartz

b) Marc Benioff

c) Gregory Q. Brown

d) M. Michele Burns

e) Michael D. Capellas

f)  John T. Chambers

g) Brian L. Halla

h) Dr. John L. Hennessy

i)  Dr. Kristina M. Johnson

j)  Roderick C. McGeary

k) Arun Sarin

l)  Steven M. West

		For	For	Management

2	Approval of amendment and restatement of the 2005 Stock Incentive Plan	For	For	Management

3	Approval, on an advisory basis, of executive compensation	For	For	Management

4	Ratification of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for fiscal 2014	For	For	Management

5	Approval to have Cisco hold a competition for giving public advice on the voting items in the proxy filing for Cisco’s 2014 annual shareowners meeting	Against	Against	Shareholder

Issuer: Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/07/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) William P. Barr

b) Peter W. Brown, M.D.

c) Helen E. Dragas

d) James O. Ellis, Jr.

e) Thomas F. Farrell, II

f)  John W. Harris

g) Mark J. Kington

h) Pamela J. Royal, M.D.

i)  Robert H. Spilman, Jr.

j)  Michael E. Szymanczyk

k) David A. Wollard

		For	For	Management

2	Ratification of appointment of the independent auditors for 2014	For	For	Management

3	Advisory vote on Approval of Executive Compensation (Say On Pay)	For	For	Management

4	Approval of the 2014 Incentive Compensation Plan	For	For	Management

5	Executives to Retain Significant Stock	Against	Against	Shareholder

6	Report on Financial Risks to Dominion Posed by Climate Change	Against	Against	Shareholder

7	Report on Methane Emissions	Against	Against	Shareholder

8	Report on Lobbying	Against	Against	Shareholder

9	Report on Environmental and Climate Change Impacts of Biomass	Against	Against	Shareholder

10	Adopt Quantitative Goals for Reducing Greenhouse Gas Emissions	Against	Against	Shareholder

Issuer: EMC Corporation

Ticker Symbol:	EMC	CUSIP:	268648102

Meeting Date:	04/30/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Michael W. Brown

b) Randolph L. Cowen

c) Gail Deegan

d) James S. Distasio

e) John R. Egan

f)  William d. Green

g) Edmund F. Kelly

h) Jami Miscik

i)  Paul Sagan

j)  David N. Strohm

k) Joseph M. Tucci

		For	For	Management

2	Ratification of the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC’s independent auditors	For	For	Management

3	Advisory approval of our executive compensation, as described in EMC’s Proxy Statement	For	For	Management

4	To act upon a shareholder proposal relating to an independent board chairman, as described in EMC’s Proxy Statement	Against	Against	Shareholder

5	To act upon a shareholder proposal relating to political contributions, as described in EMC’s Proxy Statement	Against	Against	Shareholder

Issuer: Emerson Electric Co.

Ticker Symbol:	EMR	CUSIP:	291011104

Meeting Date:	02/04/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) D. N. Farr b) H. Green c) C. A. Peters d) J. W. Prueher e) A. A. Busch, III f) J. S. Turley	For	For	Management

2	Approval, non-binding advisory vote, of Emerson Electric Co. executive compensation	For	For	Management

3	Ratification of KPMG LLP as independent registered public accounting firm	For	For	Management

4	Approval of the stockholder proposal requesting issuance of a sustainability report as described in the Proxy Statement	Against	Against	Shareholder

5	Approval of the stockholder proposal requesting issuance of a political contributions report as described in the Proxy Statement	Against	Against	Shareholder

6	Approval of the stockholder proposal requesting issuance of a lobbying report as described in the Proxy Statement	Against	Against	Shareholder

Issuer: Express Scripts Holding Company

Ticker Symbol:	ESRX	CUSIP:	30219G108

Meeting Date:	05/07/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Gary G. Benanav

b) Maura C. Breen

c) William J. DeLaney

d) Nicholas J. LaHowchic

e) Thomas P. Mac Mahon

f)  Frank Mergenthaler

g) Woodrow A. Myers, Jr., MD

h) John O. Parker, Jr.

i)  George Paz

j)  William L. Roper, MD, MPH

k) Seymour Sternberg

		For	For	Management

2	To ratify the appointment of PriceWaterhouseCoopers LLP as the Company’s independent registered public accountants for 2014	For	For	Management

3	To approve, by non-binding vote, executive compensation	For	For	Management

Issuer: Exxon Mobil Corporation

Ticker Symbol:	XOM	CUSIP:	30231G102

Meeting Date:	05/28/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) M.J. Boskin

b) P. Brabeck-Letmathe

c) U. M. Burns

d) L. R. Faulkner

e) J. S. Fishman

f)  H. H. Fore

g) K. C. Frazier

h) W. W. George

i)  S. J. Palmisano

j)  S. S. Reinemund

k) R. W. Tillerson

l)  W. C. Weldon

		For	For	Management

2	Ratification of Independent Auditors	For	For	Management

3	Advisory Vote to Approve Executive Compensation	For	For	Management

4	Majority Vote for Directors	Against	Against	Shareholder

5	Limit Directorships	Against	Against	Shareholder

6	Amendment of EEO Policy	Against	Against	Shareholder

7	Report on Lobbying	Against	Against	Shareholder

8	Greenhouse Gas Emissions Goals	Against	Against	Shareholder

Issuer: General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/23/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) W. Geoffrey Beattie

b) John J. Brennan

c) James I. Cash, Jr.

d) Francisco D’Souza

e) Marijn E. Dekkers

f)  Ann M. Fudge

g) Susan J. Hockfield

h) Jeffrey R. Immelt

i)  Andrea Jung

j)  Robert W. Lane

k) Rochelle B. Lazarus

l)  James J. Mulva

m)James E. Rohr

n) Mary L. Schapiro

o) Robert J. Swieringa

p) James S. Tisch

q) Douglas A. Warner, III

		For	For	Management

2	Advisory Approval of Our Named Executives’ Compensation	For	For	Management

3	Ratification of Selection of Independent Auditor for 2014	For	For	Management

4	Cumulative Voting	Against	Against	Shareholder

5	Senior Executives Hold Option Shares for Life	Against	Against	Shareholder

6	Multiple Candidate Elections	Against	Against	Shareholder

7	Right to Act by Written Consent	Against	Against	Shareholder

8	Cessation of All Stock Options and Bonuses	Against	Against	Shareholder

9	Sell the Company	Against	Against	Shareholder

Issuer: Ingersoll-Rand PLC

Ticker Symbol:	IR	CUSIP:	G47791101

Meeting Date:	06/05/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Ann C. Berzin

b) John Bruton

c) Jared L. Cohon

d) Gary D. Forsee

e) Edward E. Hagenlocker

f)  Constance J. Horner

g) Michael W. Lamach

h) Theodore E. Martin

i)  John P. Surma

j)  Richard J. Swift

k) Tony L. White

		For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers	For	For	Management

3	Approval of the appointment of independent auditors of the Company and authorization of the Audit Committee of the Board of Directors to set the auditors’ remuneration	For	For	Management

4	Approval of the renewal of the Directors’ existing authority to issue shares	For	For	Management

5	Approval of the renewal of the Directors’ existing authority to issue shares for the cash without first offering shares to existing shareholders	For	For	Management

6	Determination of the price range at which the Company can reissue shares that it holds as treasury shares	For	For	Management

Issuer: Jabil Circuit, Inc.

Ticker Symbol:	JBL	CUSIP:	466313103

Meeting Date:	01/23/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Martha F. Brooks b) Mel S. Lavitt c) Timothy L. Main d) Mark T. Mondello e) Lawrence J. Murphy f) Frank A. Newman g) Steven A. Raymund h) Thomas A. Sansone i) David M. Stout	For	For	Management

2	To ratify the appointment of Ernst & Young LLP as Jabil’s independent registered certified public accounting firm for the fiscal year ending August 31, 2014	For	For	Management

3	To approve (on an advisory basis) Jabil’s executive compensation	For	For	Management

4	To transact such other business as may properly come before the annual meeting, including any adjournment thereof	For	For	Management

Issuer: Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/24/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Mary Sue Coleman

b) James G. Cullen

c) Ian E. L. Davis

d) Alex Gorsky

e) Susan L. Lindquist

f)  Mark B. McClellan

g) Anne M. Mulcahy

h) Leo F. Mullin

i)  William D. Perez

j)  Charles Prince

k) A. Eugene Washington

l)  Ronald A. Williams

		For	For	Management

2	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

3	Ratification of Appointment of Independent Registered Public Accounting Firm for 2014	For	For	Management

4	Shareholder Proposal – Executives to Retain Significant Stock	Against	Against	Shareholder

Issuer: JPMorgan Chase & Co.

Ticker Symbol:	JPM	CUSIP:	46625H100

Meeting Date:	05/20/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Linda B. Bammann

b) James A. Bell

c) Crandall C. Bowles

d) Stephen B. Burke

e) James S. Crown

f)  James Dimon

g) Timothy P. Flynn

h) Laban P. Jackson, Jr.

i)  Michael A. Neal

j)  Lee R. Raymond

k) William C. Weldon

		For	For	Management

2	Advisory resolution to approve executive compensation	For	For	Management

3	Ratification of independent registered public accounting firm	For	For	Management

4	Lobbying report – require annual report on lobbying	Against	Against	Shareholder

5	Special shareowner meetings – reduce threshold to 15% rather than 20% and remove procedural provisions	Against	Against	Shareholder

6	Cumulative voting – require cumulative voting for directors rather than one-share one-vote	Against	Against	Shareholder

Issuer: Microsoft Corporation

Ticker Symbol:	MSFT	CUSIP:	594918104

Meeting Date:	11/19/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Steven A. Ballmer b) Dina Dublon c) William H. Gates, III d) Maria M. Klawe e) Stephen J. Luczo f) David F. Marquardt g) Charles H. Noski h) Helmut Panke i) John W. Thompson	For	For	Management

2	Approve material terms of the performance criteria under the Executive Officer Incentive Plan	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2014	For	For	Management

Issuer: Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/07/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Shona L. Brown

b) George W. Buckley

c) Ian M. Cook

d) Dina Dublon

e) Rona A. Fairhead

f)  Ray L. Hunt

g) Alberto Ibarguen

h) Indra K. Nooyi

i)  Sharon Percy Rockefeller

j)  James J. Schiro

k) Lloyd G. Trotter

l)  Daniel Vasella

m)Alberto Weisser

		For	For	Management

2	Ratify the appointment of KPMG LLP as the Company’s independent registered public accountants for fiscal year 2014	For	For	Management

3	Advisory approval of the Company’s executive compensation	For	For	Management

4	Approval of the material terms of the performance goals of the PepsiCo, Inc. Executive Incentive Compensation Plan	For	For	Management

5	Policy regarding approval of political contributions	Against	Against	Shareholder

6	Policy regarding executive retention of stock	Against	Against	Shareholder

Issuer: Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/22/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Howard E. Cox, Jr.

b) Strikant M. Datar, Ph.D.

c) Roch Doliveux, DVM

d) Louise L. Francesconi

e) Allan C. Golston

f)  Kevin A. Lobo

g) William U. Parfet

h) Andrew K. Silvernail

i)  Ronda E. Stryker

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2014	For	For	Management

3	Approval, in an advisory vote, of the Company’s named executive officer compensation	For	For	Management

Issuer: Target Corporation

Ticker Symbol:	TGT	CUSIP:	87612E106

Meeting Date:	06/11/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Roxanne S. Austin

b) Douglas M. Baker, Jr.

c) Henrique De Castro

d) Calvin Darden

e) James A. Johnson

f)  Mary E. Minnick

g) Anne M. Mulcahy

h) Derica W. Rice

i)  Kenneth L. Salazar

j)  John G. Stumpf

		For	For	Management

2	Company proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	For	For	Management

3	Company proposal to approve, on an advisory basis, our executive compensation (“Say On Pay”)	For	For	Management

4	Shareholder proposal to eliminate prerequisites	Against	Against	Shareholder

5	Shareholder proposal to adopt a policy for an independent chairman	Against	Against	Shareholder

6	Shareholder proposal to adopt a policy prohibiting discrimination “against” or “for” persons	Against	Against	Shareholder

Issuer: TE Connectivity Ltd.

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/04/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Pierre R. Brondeau

b) Juergen W. Gromer

c) William A. Jeffrey

d) Thomas J. Lynch

e) Yong Nam

f)  Daniel J. Phelan

g) Frederic M. Poses

h) Lawrence S. Smith

i)  Paula A. Sneed

j)  David P. Steiner

k) John C. Van Scoter

l)  Laura H. Wright

		For	For	Management

2	To elect Thomas J. Lynch as the Chairman of the Board of Directors	For	For	Management

3	To elect the individual members of the Management Development & Compensation Committee a) Daniel J. Phelan b) Paula A. Sneed c) David P. Steiner	For	For	Management

4	To elect Dr. Jvo Grundler, of Ernst & Young Ltd., or another individual representative of Ernst & Young Ltd. if Dr. Grundler is unable to serve at the meeting, as the independent proxy	For	For	Management

5.1	To approve the 2013 Annual Report of TE Connectivity Ltd. (excluding the statutory financial statements for the fiscal year ended September 27, 2013, and the consolidated financial statements for the fiscal year ended September 27, 2013)	For	For	Management

5.2	To approve the statutory financial statements of TE Connectivity Ltd. for the fiscal year ended September 27, 2013	For	For	Management

5.3	To approve the consolidated financial statements of TE Connectivity Ltd. for the fiscal year ended September 27, 2013	For	For	Management

6	To release the members of the Board of Directors and executive officers of TE Connectivity for activities during the fiscal year ended September 27, 2013	For	For	Management

Issuer: TE Connectivity Ltd. – Continued from previous page

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/06/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
7.1	To elect Deloitte & Touche LLP as TE Connectivity’s independent registered public accounting firm for fiscal year 2014	For	For	Management
7.2	To elect Deloitte AG, Zurich, Switzerland, as TE Connectivity’s Swiss registered auditor until the next annual general meeting of TE Connectivity	For	For	Management
7.3	To elect PricewaterhouseCoopers AG, Zurich, Switzerland, as TE Connectivity’s special auditor until the next annual general meeting of TE Connectivity	For	For	Management
8	An advisory vote to approve executive compensation	For	For	Management
9	To approve the appropriation of available earnings for fiscal year 2013	For	For	Management
10	To approve a dividend payment to shareholders in a Swiss franc amount equal to US 1.16 per issued share to be paid in four equal quarterly installments of US 0.29 starting with the third fiscal quarter of 2014 and ending in the second fiscal quarter of 2015 pursuant to the terms of the dividend resolution	For	For	Management
11	To approve an authorization relating to TE Connectivity’s share repurchase program	For	For	Management
12	To approve a reduction of share capital for shares acquired under TE Connectivity’s share repurchase program and related amendments to the articles of association	For	For	Management
13	To approve any adjournments or postponements of the Annual General Meeting	For	For	Management

Issuer: The Proctor & Gamble Company

Ticker Symbol:	PG	CUSIP:	742718109

Meeting Date:	10/08/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Angela F. Braly

b) Kenneth I. Chenault

c) Scott D. Cook

d) Susan Desmond-Hellmann

e) A. G. Lafley

f)  Terry J. Lundgren

g) W. James McNerney, Jr.

h) Margaret C. Whitman

i)  Mary Agnes Wilderotter

j)  Patricia A. Woertz

k) Ernesto Zedillo

		For	For	Management

2	Ratify Appointment of the Independent Registered Public Accounting Firm	For	For	Management

3	Amend the Company’s Code of Regulations to Reduce Certain Supermajority Voting Requirements	For	For	Management

4	Approve the 2013 Non-Employee Directors’ Stock Plan	For	For	Management

5	Advisory Vote on Executive Compensation (The Say On Pay Vote)	For	For	Management

Issuer: The Walt Disney Company

Ticker Symbol:	DIS	CUSIP:	254687106

Meeting Date:	03/18/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Susan E. Arnold

b) John S. Chen

c) Jack Dorsey

d) Robert A. Iger

e) Fred H. Langhammer

f)  Aylwin B. Lewis

g) Monica C. Lozano

h) Robert W. Matschullat

i)  Sheryl K. Sandberg

j)  Orin C. Smith

		For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s registered public accountants for 2014	For	For	Management

3	To approve the advisory resolution on executive compensation	For	For	Management

4	To approve an amendment to the Company’s Restated Certificate of Incorporation	For	For	Management

5	To approve the shareholder proposal relating to proxy access	Against	Against	Shareholder

6	To approve the shareholder proposal relating to acceleration of equity awards	Against	Against	Shareholder

Issuer: Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/06/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Aida M. Alvarez

b) James I. Cash, Jr.

c) Roger C. Corbett

d) Pamela J. Craig

e) Douglas N. Daft

f)  Michael T. Duke

g) Timothy P. Flynn

h) Marissa A. Mayer

i)  C. Douglas McMillon

j)  Gregory B. Penner

k) Steven S. Reinemund

l)  Jim C. Walton

m)S. Robson Walton

n) Linda S. Wolf

		For	For	Management

2	Ratification of Ernst & Young LLP as Independent Accountants	For	For	Management

3	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

4	Request for Independent Chairman Policy	Against	Against	Shareholder

5	Request for Annual Report on Recoupment of Executive Pay	Against	Against	Shareholder

6	Request for Annual Report on Lobbying	Against	Against	Shareholder

Issuer: Wells Fargo & Company

Ticker Symbol:	WFC	CUSIP:	949746101

Meeting Date:	04/29/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) John D. Baker, II

b) Elaine L. Chao

c) John S. Chen

d) Lloyd H. Dean

e) Susan E. Engel

f)  Enrique Hernandez, Jr.

g) Donald M. James

h) Cynthia H. Milligan

i)  Federico F. Pena

j)  James H. Quigley

k) Judith M. Runstad

l)  Stephen W. Sanger

m)John G. Stumpf

n) Susan G. Swenson

		For	For	Management

2	Vote on an advisory resolution to approve executive compensation	For	For	Management

3	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for 2014	For	For	Management

4	Adopt a policy to require an independent chairman	Against	Against	Shareholder

5	Review and report on internal controls over the Company’s mortgage servicing and foreclosure practices	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By:	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 28, 2014